Lease Liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities
Lease Liabilities

9. Lease liabilities

At December 31, 2020 and December 31, 2019, lease liabilities consisted of the Company’s lease of office and laboratory facilities at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. A new lease agreement was put in place on July 1, 2020 for a 10-year period. This 10-year period was extended by 1 year to an  11-year period in December 2020. The lease agreement may be further extended for subsequent 5-year terms. The carrying amount of the right-of-use asset is disclosed under note 6 Property, plant & equipment.